Short-Term Bank Deposit (Tables)	12 Months Ended
Dec. 31, 2017
Short-Term Bank Deposit [Abstract]
Schedule of short-term deposit
	Interest rate
Currency	%	Deposit amount	Maturity date
As of December 31, 2017

U.S. dollars	2.28	40,000	December 27, 2018